Events after the reporting period (Tables)	12 Months Ended
Dec. 31, 2022
Events After Reporting Period
Schedule of extraordinary tariff revision

Stages	Date
Publication of the Preliminary Technical Note of SABESP’s Extraordinary Tariff Revision	12/22/2022
Public Consultation	12/22/2022 to 01/06/2023
Public Hearing	01/05/2023
Publication of the Detailed Report	03/06/2023
Publication of the Final Technical Note and Resolution of SABESP’s Extraordinary Tariff Revision	Until 04/08/2023